Segmented Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented Information
17.	SEGMENTED INFORMATION
The Company operates in three operating segments and three geographical areas. The Thacker Pass project is in the exploration and evaluation stage and the Cauchari-Olaroz Project is in the development stage. From August 16, 2019 to August 27, 2020, the Cauchari-Olaroz project was accounted for as a joint operation. From the closing of the 2020 Cauchari Transaction, the project is accounted for using the equity method (Note 6). The Organoclay segment, classified as a discontinued operation, was wound up in 2019 and its assets were sold in Q1 2021.
The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2021

Property, plant and equipment	-	3,294	-	1,074	4,368

Exploration and evaluation assets	-	5,640	-	-	5,640

Total assets	-	10,744	274,760	531,838	817,342

Total liabilities	-	(10,632)	-	(270,395)	(281,027)

For the twelve months ended December 31, 2021

Property, plant and equipment additions	-	2,896	-	582	3,478

Income from discontinued operations	122	-	-	-	122

Net income/(loss)	122	(38,847)	5,933	(5,696)	(38,488)

Exploration expenditures	-	(35,961)	-	-	(35,961)

Depreciation	-	(658)	-	(267)	(925)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2020

Property, plant and equipment	-	1,175	-	760	1,935

Assets held for sale	3,926	-	-	-	3,926

Exploration and evaluation assets	-	4,342	-	-	4,342

Total assets	4,169	6,437	131,394	184,723	326,723

Total liabilities	(552)	(7,000)	-	(128,468)	(136,020)

For the year ended December 31, 2020

Property, plant and equipment additions		507	64,985	23	65,515

Loss from discontinued operations	(1,013)	-	-	-	(1,013)

Net loss	(1,013)	(18,123)	(767)	(16,331)	(36,234)

Exploration expenditures	-	(16,794)	(932)	-	(17,726)

Depreciation	-	(484)	(279)	(170)	(933)
The Company’s
non-current
assets and revenues of the discontinued Organoclay operation are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $

Non-current assets (1)

As at December 31, 2021	1,074	8,934	190,114	200,122

As at December 31, 2020	760	5,517	131,394	137,671

Revenue of the discontinued operation

For the year ended December 31, 2021	-	-	-	-

For the year ended December 31, 2020	-	670	-	670
1
Non-current
assets attributed to geographical locations exclude financial and other assets.